Accrued Expense and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Expense and Other Current Liabilities
Schedule of accrued expense and other current liabilities

(Thousands)	December 31, 2021	December 31, 2020
Accrued compensation and sales commissions	$8,731	$6,678
Accrued interest	2,905	2,382
Payroll, sales, and other taxes	1,666	4,088
Accrued sales incentives	1,921	3,111
Self-insurance liabilities	710	1,461
Accrued management fees	1,111	278
Other accrued liabilities	9,326	5,511
Total accrued liabilities	$26,370	$23,509